Investments in Associates - Summarized Financial Information of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Current assets	$ (254,148)	$ (283,027)
Non-current assets	(51,650)	(51,816)
Current liabilities	(71,738)	(101,275)
Non-current liabilities	(12,244)	(10,742)
Total equity	221,816	222,826	$ 197,175	$ 193,275
Carrying amount of the investment	864	861	786
Revenue	425,940	425,215	384,565
Profit for the year	7,446	13,528	6,025
Share of loss of associates	(3)	(3)	$ (710)
Siam Pacific Holding Company Limited [Member]
Disclosure of associates [line items]
Current assets	9	14
Non-current assets	1,938	1,926
Current liabilities	(3)	(3)
Non-current liabilities	(181)	(180)
Total equity	$ 1,763	$ 1,757
Percentage of equity interest	49.00%	49.00%	49.00%
Carrying amount of the investment	$ 864	$ 861
Profit for the year	(5)	(5)	$ (5)
Share of loss of associates	$ (3)	$ (3)	$ (3)
Shandong Pacific Rubber Cable Co., Ltd. [Member]
Disclosure of associates [line items]
Percentage of equity interest	25.00%	25.00%	25.00%
Revenue			$ 25,016
Profit for the year			(2,826)
Share of loss of associates			$ (707)